Short Term Notes Payable (Details) - Schedule of Short-term Debt (Parentheticals) - Loans Payable [Member]	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Note Payable #1 [Member]
Short-term Debt [Line Items]
Interest at	24.00%	24.00%
Note Payable #3 [Member]
Short-term Debt [Line Items]
Interest at	12.00%	12.00%
Merchant Note Payable #1 [Member]
Short-term Debt [Line Items]
Interest at	23.00%
Borrowed	Feb. 01, 2016
Matures	March, 2017
Merchant Note Payable #2 [Member]
Short-term Debt [Line Items]
Interest at	31.00%
Borrowed	Jun. 27, 2016
Matures	September, 2017
Merchant Note Payable #3 [Member]
Short-term Debt [Line Items]
Interest at	29.00%
Borrowed	Jul. 12, 2016
Matures	November 28, 2016